UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Emerald Banking and Finance Fund

March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 98.48%
Financial Services: 97.87%
	Asset Management & Custodian: 1.77%
4,580	Affiliated Managers Group, Inc.(a)	$512,090
4,510	Financial Engines, Inc.(a)	100,844
3,163	WisdomTree Investments, Inc.(a)	26,474
		639,408

	Banks: Diversified: 71.69%
20,620	American Business Bank(a)	520,655
36,630	Bancorp, Inc.(a)	367,765
18,806	Bank of Marin Bancorp	714,816
48,358	Bank of the Ozarks, Inc.	1,511,670
8,540	BofI Holding, Inc.(a)	145,863
3,500	Bridge Bancorp, Inc.	73,395
12,180	Bryn Mawr Bank Corp.	273,319
77,229	California United Bank(a)	837,935
60,020	Cardinal Financial Corp.	678,226
40,000	Carolina Trust Bank(a)	82,800
31,580	Central Valley Community Bancorp(a)	228,955
7,140	Citizens Financial Services, Inc.	260,610
7,720	Citizens Republic Bancorp, Inc.(a)	120,509
16,490	Community Bank System, Inc.	474,582
49,542	Eagle Bancorp, Inc.(a)	829,333
27,440	East West Bancorp, Inc.	633,590
11,356	Enterprise Financial Services Corp.	133,319
14,050	Evans Bancorp, Inc.	200,915
74,530	Farmers National Banc Corp.	483,700
18,400	Financial Institutions, Inc.	297,528
55,492	First California Financial Group, Inc.(a)	323,518
3,371	First Citizens BancShares, Inc., Class A	615,848
6,140	First Community Bancshares, Inc.	82,030
28,866	First Financial Bancorp	499,382
21,150	First Financial Bankshares, Inc.	744,692
30,190	First of Long Island Corp.	800,035
11,480	Glacier Bancorp, Inc.	171,511
50,660	Guaranty Bancorp(a)	100,813
11,416	Hancock Holding Co.	405,382
6,100	Home BancShares, Inc.	162,321
16,003	HopFed Bancorp, Inc.	141,627
45,399	Horizon Bancorp	835,342
9,404	IBERIABANK Corp.	502,832
16,750	Independent Bank Corp.	481,228
28,473	Investors Bancorp, Inc.(a)	427,664
29,063	Lakeland Financial Corp.	756,510
23,033	MidSouth Bancorp, Inc.	313,249
6,320	NBT Bancorp, Inc.	139,546
19,950	Old National Bancorp	262,143
14,500	Oriental Financial Group, Inc.	175,450
10,492	Orrstown Financial Services, Inc.	92,015
38,910	Pacific Premier Bancorp, Inc.(a)	311,280
15,000	Peoples Bancorp, Inc.	263,100
16,460	Pinnacle Financial Partners, Inc.(a)	302,041

Shares		Value
15,550	PrivateBancorp, Inc.	$235,894
16,870	Prosperity Bancshares, Inc.	772,646
10,943	Sandy Spring Bancorp, Inc.	198,834
23,079	Signature Bank(a)	1,454,899
31,188	Southern National Bancorp of Virginia, Inc.	202,722
8,750	State Bank Financial Corp.(a)	153,213
25,276	Susquehanna Bancshares, Inc.	249,727
11,858	SVB Financial Group(a)	762,944
4,260	SY Bancorp, Inc.	98,832
38,023	Texas Capital Bancshares, Inc.(a)	1,316,356
8,520	Tompkins Financial Corp.	341,311
4,760	UMB Financial Corp.	212,939
36,593	ViewPoint Financial Group	562,800
10,930	Virginia Commerce Bancorp, Inc.(a)	95,965
28,463	Washington Banking Co.	393,074
58,387	Western Alliance Bancorp(a)	494,538
18,020	Wintrust Financial Corp.	644,936
		25,970,674

	Banks: Savings, Thrift & Mortgage: 7.62%
6,810	Berkshire Hills Bancorp, Inc.	156,085
30,225	Capitol Federal Financial, Inc.	358,469
30,000	Cheviot Financial Corp.	254,100
19,800	Dime Community Bancshares, Inc.	289,278
12,500	Flushing Financial Corp.	168,250
25,050	Heritage Financial Corp.	340,680
5,780	Home Bancorp, Inc.(a)	100,803
16,830	Provident New York Bancorp	142,382
20,400	Teche Holding Co.	767,856
8,830	Territorial Bancorp, Inc.	183,752
		2,761,655

	Commercial Finance & Mortgage: 1.44%
41,410	Walker & Dunlop, Inc.(a)	521,766

	Diversified Financial Services: 2.34%
17,050	Bankrate, Inc.(a)	421,988
6,000	Raymond James Financial, Inc.	219,180
5,431	Stifel Financial Corp.(a)	205,509
		846,677

	Financial Data & Systems: 3.21%
29,131	Cass Information Systems, Inc.	1,163,783

	Insurance: Property-Casualty: 2.81%
5,210	Amtrust Financial Services, Inc.	140,045
6,840	Axis Capital Holdings, Ltd.	226,883
40,823	Meadowbrook Insurance Group, Inc.	380,878
12,090	Tower Group, Inc.	271,179
		1,018,985

	Real Estate Investment Trusts (REITs): 6.99%
13,090	American Campus Communities, Inc.	585,385
21,255	Hersha Hospitality Trust	116,052
3,310	Mid-America Apartment Communities, Inc.	221,869

Shares		Value
10,670	National Retail Properties, Inc.	$290,117
6,690	Tanger Factory Outlet Centers	198,894
23,680	Urstadt Biddle Properties, Inc., Class A	467,443
50,000	Whitestone REIT, Class B	652,001
		2,531,761

Technology: 0.61%

	Computer Services Software & Sales: 0.61%
19,000	Mitek Systems, Inc.(a)	220,400

	Total Common Stocks (Cost $25,600,404)	35,675,109

SHORT TERM SECURITIES: 1.84%
$666,556	Dreyfus Government Cash Management, Institutional Class, 0.116% (7 day-yield)	666,556

	Total Short Term Securities (Cost $666,556)	666,556

	Total Investments: 100.32% (Cost $26,266,960)	36,341,665

	Net Other Assets and Liabilities: (0.32)%	(115,866)

	Net Assets: 100.00%	$36,225,799

(a) Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Percentages are stated as a percentage of net assets.

Portfolio of Investments

Emerald Growth Fund

March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 98.71%
Consumer Discretionary: 23.57%
47,623	Aeropostale, Inc.(a)	$1,029,609
31,939	BJ’s Restaurants, Inc.(a)	1,608,129
43,428	Black Diamond, Inc.(a)	402,143
71,500	Body Central Corp.(a)	2,074,930
60,716	Bravo Brio Restaurant Group, Inc.(a)	1,211,891
93,822	Cost Plus, Inc.(a)	1,679,414
87,891	Crocs, Inc.(a)	1,838,680
61,359	Francesca’s Holdings Corp.(a)	1,939,558
45,114	Hibbett Sports, Inc.(a)	2,460,969
54,160	Liz Claiborne, Inc.(a)	723,578
35,502	Mattress Firm Holding Corp.(a)	1,345,526
22,758	Red Robin Gourmet Burgers, Inc.(a)	846,370
25,830	Select Comfort Corp.(a)	836,634
119,087	Shuffle Master, Inc.(a)	2,095,931
58,843	Sinclair Broadcast Group, Inc., Class A	650,804
44,597	Skullcandy, Inc.(a)	705,971
29,050	Teavana Holdings, Inc.(a)	572,866
27,160	Tenneco, Inc.(a)	1,008,994
69,127	Texas Roadhouse, Inc.	1,150,273
52,718	The Finish Line, Inc., Class A	1,118,676
28,231	Ulta Salon Cosmetics & Fragrance, Inc.	2,622,378
34,775	Vitamin Shoppe, Inc.(a)	1,537,403
179,682	Wet Seal, Inc., Class A(a)	619,903
29,944	Zagg, Inc.(a)	318,305
		30,398,935

Consumer Staples: 2.33%
762	Annie’s, Inc.(a)	26,548
53,750	GNC Holdings, Inc.	1,875,337
19,590	The Chefs’ Warehouse, Inc.(a)	453,313
13,431	The Fresh Market, Inc.(a)	644,016
		2,999,214

Energy: 7.22%
74,360	BPZ Resources, Inc.(a)	299,671
70,228	Cheniere Energy, Inc.(a)	1,052,015
26,450	Clean Energy Fuels Corp.(a)	562,856
51,251	Gevo, Inc.(a)	470,997
51,570	Gulfport Energy Corp.(a)	1,501,718
138,591	Hercules Offshore, Inc.(a)	655,535
19,120	Hornbeck Offshore Services, Inc.(a)	803,614
130,745	Kodiak Oil & Gas Corp.(a)	1,302,220
267,444	Magnum Hunter Resources Corp.(a)	1,714,316
36,225	Rex Energy Corp.(a)	386,883
39,446	Tesco Corp.(a)	559,739
		9,309,564

Financial Services: 4.64%
38,090	Bank of the Ozarks, Inc.	1,190,693
20,322	Financial Engines, Inc.(a)	454,400

Shares		Value
22,915	Signature Bank(a)	$1,444,562
9,440	SVB Financial Group(a)	607,370
14,760	Tanger Factory Outlet Centers	438,815
29,116	Texas Capital Bancshares, Inc.(a)	1,007,996
59,499	Walker & Dunlop, Inc.(a)	749,687
10,410	WisdomTree Investments, Inc.(a)	87,132
		5,980,655

Health Care: 19.25%
52,691	Acadia Healthcare Co., Inc.(a)	858,863
125,698	Achillion Pharmaceuticals, Inc.(a)	1,204,187
144,524	Akorn, Inc.(a)	1,690,931
34,858	Ardea Biosciences, Inc.(a)	758,510
22,355	Catalyst Health Solutions, Inc.(a)	1,424,684
113,480	Dusa Pharmaceuticals, Inc.(a)	710,385
40,450	Greatbatch, Inc.(a)	991,834
28,190	Idenix Pharmaceuticals, Inc.(a)	275,980
51,000	Incyte Corp., Ltd.(a)	984,300
10,804	IPC The Hospitalist Co., Inc.(a)	398,776
27,020	Jazz Pharmaceuticals PLC(a)	1,309,659
24,868	Medivation, Inc.(a)	1,858,137
37,419	Merit Medical Systems, Inc.(a)	464,744
46,766	Molina Healthcare, Inc.(a)	1,572,741
38,507	MWI Veterinary Supply, Inc.(a)	3,388,616
107,420	NPS Pharmaceuticals, Inc.(a)	734,753
17,405	Par Pharmaceutical Cos., Inc.(a)	674,096
21,554	PAREXEL International Corp.(a)	581,311
20,540	Quality Systems, Inc.	898,214
56,535	Sagent Pharmaceuticals, Inc.(a)	1,010,280
32,921	Salix Pharmaceuticals, Ltd.(a)	1,728,352
134,210	Sequenom, Inc.(a)	546,235
37,482	Verastem, Inc.(a)	409,678
15,660	Vivus, Inc.(a)	350,158
		24,825,424

Materials & Processing: 2.80%
38,938	Allied Nevada Gold Corp.(a)	1,266,653
17,480	Carpenter Technology Corp.	912,980
37,493	Kraton Performance Polymers, Inc.(a)	996,189
20,992	US Silica Holdings, Inc.(a)	439,572
		3,615,394

Producer Durables: 16.17%
20,695	Chart Industries, Inc.(a)	1,517,564
64,043	FARO Technologies, Inc.(a)	3,735,628
17,326	Gorman-Rupp Co.	505,573
5,907	HUB Group, Inc.(a)	212,829
8,740	Lindsay Corp.	579,200
14,072	Middleby Corp.(a)	1,423,805
17,582	Raven Industries, Inc.	1,072,678
31,625	Rexnord Corp.(a)	667,287
54,090	Roadrunner Transportation Systems, Inc.(a)	938,461
18,744	Robbins & Myers, Inc.	975,625
34,339	Rush Enterprises, Inc., Class A(a)	728,674
35,480	Spirit Airlines, Inc.(a)	712,084
20,238	Tennant Co.	890,472
40,880	Terex Corp.(a)	919,800
37,436	Triumph Group, Inc.	2,345,740

Shares		Value
31,354	United Rentals, Inc.(a)	$1,344,773
35,010	WESCO International, Inc.(a)	2,286,503
		20,856,696

Technology: 22.73%
70,477	3D Systems Corp.(a)	1,659,029
14,448	Acme Packet, Inc.(a)	397,609
71,988	Aruba Networks, Inc.(a)	1,603,893
16,270	Bazaarvoice, Inc.(a)	323,285
19,467	Brightcove, Inc.(a)	482,782
24,159	Cavium, Inc.(a)	747,479
17,607	ExactTarget, Inc.(a)	457,782
48,170	Finisar Corp.(a)	970,625
70,870	Fortinet, Inc.(a)	1,959,555
46,220	II-VI, Inc.(a)	1,093,103
37,235	Inphi Corp.(a)	527,992
118,688	Integrated Device Technology, Inc.(a)	848,619
17,989	InterDigital, Inc.	627,097
38,969	IPG Photonics Corp.(a)	2,028,336
65,747	Ixia, Inc.(a)	821,180
22,849	Jive Software, Inc.(a)	620,579
47,155	Microsemi Corp.(a)	1,011,003
40,094	Mitek Systems, Inc.(a)	465,090
60,604	Monolithic Power Systems, Inc.(a)	1,192,081
17,263	Nanometrics, Inc.(a)	319,538
101,550	Neonode, Inc.(a)	368,627
42,790	QLIK Technologies, Inc.(a)	1,369,280
14,390	Rackspace Hosting, Inc.(a)	831,598
80,743	Saba Software, Inc.(a)	792,089
144,845	ShoreTel, Inc.(a)	822,720
38,553	Sourcefire, Inc.(a)	1,855,556
43,970	Synchronoss Technologies, Inc.(a)	1,403,522
43,306	TIBCO Software, Inc.(a)	1,320,833
32,613	Ultimate Software Group, Inc.(a)	2,389,881
		29,310,763
	Total Common Stocks (Cost $88,940,442)	127,296,645

WARRANTS: 0.00%(b)
22,283	Magnum Hunter Resources Corp., Warrants, Strike Price $10.50 (expiring 10/14/13)(a)(c)	0

	Total Warrants (Cost $0)	0

SHORT TERM SECURITIES: 1.63%
$2,100,457	Dreyfus Government Cash Management, Institutional Class, 0.116% (7 day-yield)	2,100,457

	Total Short Term Securities (Cost $2,100,457)	2,100,457

Shares		Value
	(excluding investments purchased with cash collateral from securities loaned) (Cost $91,040,899)	$129,397,102

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.02%
22,051	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% (7 day-yield)(d)	22,051

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $22,051)	22,051

	Total Investments: 100.36% (Cost $91,062,950)	129,419,153

	Net Other Assets and Liabilities: (0.36)%	(463,596)

	Net Assets: 100.00%	$128,955,557

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)	Security, or portion of security, is currently on loan.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Investment Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

Percentages are stated as a percent of net assets.

Emerald Mutual Funds	Notes to Quarterly Statement of Investments
March 31, 2012 (Unaudited)

ORGANIZATION

Financial Investors Trust (the “Trust”), Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2012, the Trust had twenty registered funds. This report describes the Emerald Banking and Finance Fund (prior to the close of business on March 16, 2012 known as the Forward Banking and Finance Fund) and Emerald Growth Fund (prior to the close of business on March 16, 2012 known as the Forward Growth Fund) (each a “Fund” and collectively, the “Funds”). The Funds are successors to previously operational funds which were a series of the Forward Funds, a Delaware statutory trust, and were organized into series of the Trust effective as of the close of business on March 16, 2012.

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective and invest primarily in equity securities of companies principally engaged in the banking or financial services industries.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Portfolio of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolio of Investments during the reporting period. Management believes these the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the NYSE, normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2012.

Emerald Banking and Finance Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$34,893,844	$781,265	$–	$35,675,109
Short Term Investments	666,556	–	–	666,556
TOTAL	$35,560,400	$781,265	$–	$36,341,665

Emerald Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$127,296,645	$–	$–	$127,296,645
Warrants	–	0	–	0
Short Term Investments	2,100,457	–	–	2,100,457
Investments Purchased with Cash Collateral From Securities Loaned	22,051	–	–	22,051
TOTAL	$129,419,153	$0	$–	$129,419,153

(a) For detailed Industry descriptions, see the accompanying Statements of Investments.

For the period ended March 31, 2012, the Growth Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended March 31, 2012, the Banking and Finance Fund had the following transfers from Level 1 to Level 2 due stale prices, here are the details of those transfers:

Emerald Banking and Finance Fund

Transfers into and out of Levels 1 and 2 at March 31, 2012 were as follows:
	Level 1 - Quoted and Unadjusted Prices			Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)		Transfers In	Transfers (Out)
Common Stocks	$-		$(781,265)	$781,265	$-
Total	$-		$(781,265)	$781,265	$-

For the period ended March 31, 2012, the Funds did not have transfers between significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lending of Portfolio Securities: Prior to March 16, 2012, each Fund from time to time had lent portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans were secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of March 31, 2012, the Emerald Growth Fund had securities on loan valued at $0 and received cash collateral with a value of $22,051, respectively. The current security on loan (Magnum Hunter Resources Corp., Warrants) is held at the custodian Brown Brothers Harriman & Co. (“BBH”), the warrants are due to expire on October 14, 2013. Once the security expires, BBH can recall the warrants and transfer the current quantity to Union Bank of California the custodian to the Funds after March 16, 2012.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of post March losses and wash sale losses. As of March 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
Emerald Banking and Finance Fund	$26,316,934	$10,593,667	$(568,936)	$10,024,731
Emerald Growth Fund	$91,298,012	$41,067,734	$(2,946,593)	$38,121,141

Pre-Enactment Capital Losses

Capital Losses: As of December 31, 2011 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	Expiring in 2016	Expiring in 2017	Expiring in 2018
Emerald Banking and Finance Fund	$1,437,967	$13,757,241	$1,370,886

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

The Fund elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011—December 31, 2011 in the amount of:

FUND	AMOUNT
Emerald Banking and Finance Fund	$40,240
Emerald Growth Fund	1,213,223

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	May 25, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	May 25, 2012